Taxation - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax (Credit) [Line Items]
Uncertain tax provision	€ 820	€ 822
Unused tax losses for which deferred tax asset recognised or not	1,313	1,352
Unused tax credits for which deferred tax asset recognised or not	832	893
Unused tax losses for which no deferred tax asset recognised	602	668
Unused tax credits for which no deferred tax asset recognised	418	448
Tax losses for which deferred tax has not been recognized and which have a date to expire	168	196
Other deductible temporary differences for which no deferred tax asset recognised	515	269
Other deductible temporary differences for which no deferred tax asset recognised, interest expense	409	199
Aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised	€ 2,610	2,420
Bottom of range
Disclosure Of Income Tax (Credit) [Line Items]
Pillar Two, estimated future increase in Group effective tax rate	0.00%
Top of range
Disclosure Of Income Tax (Credit) [Line Items]
Pillar Two, estimated future increase in Group effective tax rate	0.20%
India
Disclosure Of Income Tax (Credit) [Line Items]
Uncertain tax provision, amortisation of intangible assets	€ 434	€ 374